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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment           [  ] Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kemper Capital Management, Ltd.
Address: PO Box 119
         Galveston, TX 77553

13F File Number:  028-03507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donna Gindrup
Title:     Vice President and Compliance Officer
Phone:

Signature, Place, and Date of Signing:

     /s/ Donna Gindrup     Galveston, Texas       January 16, 2007


Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          57

Form 13F Information Table Value Total:    $133,028 thousands


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.                                Name


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Kempner Capital Management, Ltd.
FORM 13F
ALL EQUITY PORTFOLIOS UNDER MANAGEMENT
31-DEC-06


                                                                                                            Voting Authority
                                                                                                         ----------------------

                              Title of              Value      Shares/  Sh/   Put/  Invstmt    Other
Name of Issuer                 class    CUSIP     (x$1000)     Prn Amt  Prn   Call  Dscretn    Managers   Sole    Shared    None
--------------                 -----    -----     --------     -------  ---   ----  -------    --------   ----    ------    ----
AT&T Inc.                        COM    00206R102     2263       63300 SH             Sole               63300
Alcoa Inc                        COM    013817101     2449       81590 SH             Sole               81590
Allstate Corp.                   COM    020002101     2384       36620 SH             Sole               36620
Alltel Corp.                     COM    020039103    24543      405798 SH             Sole              405798
American Intl Group              COM    026874107     2337       32612 SH             Sole               32612
Applebees Intl Inc               COM    037899101     1124       45550 SH             Sole               45550
Arkansas Best Corp               COM    040790107     1503       41750 SH             Sole               41750
Avis Budget Group                COM    053774105      244       11230 SH             Sole               11230
Bank of America Corp.            COM    060505104     5223       97833 SH             Sole               97833
BellSouth Corp                   COM    079860102     2337       49615 SH             Sole               49615
Borders Group Inc                COM    099709107      693       30990 SH             Sole               30990
Cullen Frost Bankers             COM    229899109     5105       91456 SH             Sole               91456
DiamondrockHspCoREIT             COM    252784301      520       28860 SH             Sole               28860
Dow Chemical Co                  COM    260543103     3168       79395 SH             Sole               79395
Ener Conv Devices Inc            COM    292659109      740       21766 SH             Sole               21766
Ensco International              COM    26874Q100     2724       54410 SH             Sole               54410
Enzo Biochem Inc.                COM    294100102      785       55001 SH             Sole               55001
Exxon Mobil Corp.                COM    30231G102      362        4725 SH             Sole                4725
Family Dollar Stores Inc         COM    307000109      421       14345 SH             Sole               14345
Fannie Mae                       COM    313586109     4439       74737 SH             Sole               74737
Freddie Mac                      COM    313400301     2393       35250 SH             Sole               35250
Gannett Company Inc              COM    364730101     3684       60935 SH             Sole               60935
Gap Inc. (The)                   COM    364760108      992       50850 SH             Sole               50850
General Mills Inc                COM    370334104     1278       22190 SH             Sole               22190
Home Depot Inc                   COM    437076102     2656       66140 SH             Sole               66140
IBM Corporation                  COM    459200101     2225       22900 SH             Sole               22900
Johnson & Johnson                COM    478160104     1381       20925 SH             Sole               20925
Johnson Controls Inc             COM    478366107      706        8215 SH             Sole                8215
Lincoln National Corp.           COM    534187109     1440       21692 SH             Sole               21692
Marsh & McLennan                 COM    571748102     4380      142865 SH             Sole              142865
Morgan Stanley                   COM    617446448     1278       15700 SH             Sole               15700
NiSource Inc.                    COM    65473P105     2161       89680 SH             Sole               89680
Noble Energy Inc.                COM    655044105      461        9394 SH             Sole                9394
Patterson-UTI Enrgy Inc          COM    703481101     2085       89755 SH             Sole               89755
Pfizer, Inc.                     COM    717081103     5166      199450 SH             Sole              199450
Sara Lee Corporation             COM    803111103      900       52840 SH             Sole               52840
Southern Union Co                COM    844030106     2024       72410 SH             Sole               72410
Team Inc                         COM    878155100      686       19700 SH             Sole               19700
Ventas Inc.REIT                  COM    92276F100     1300       30711 SH             Sole               30711
Verizon Comm. Inc.               COM    92343V104     2856       76705 SH             Sole               76705
Washington Federal, Inc.         COM    938824109     1862       79138 SH             Sole               79138
Wyeth                            COM    983024100     1290       25340 SH             Sole               25340
Wyndham Worldwide                COM    98310W108      719       22460 SH             Sole               22460
Zions Bancorp                    COM    989701107      632        7670 SH             Sole                7670
Barclays Plc ADR                        06738E204     2193       37715 SH             Sole               37715
Can. Natl. Railway Co.                  136375102      815       18930 SH             Sole               18930
Canon Inc ADR                           138006309     2052       36262 SH             Sole               36262
Ingersoll-Rand Co                       G4776G101      950       24275 SH             Sole               24275
Nissan Motor Co Ltd                     654744408     2610      107520 SH             Sole              107520
Nokia Corporation                       654902204     4644      228540 SH             Sole              228540
RenaissanceRe HlgLtd                    G7496G103     2558       42630 SH             Sole               42630
Royal DSM NV ADR                        780249108     2094      169692 SH             Sole              169692
Teva PhrmaInd Ltd ADR                   881624209     1251       40250 SH             Sole               40250
XL Capital Ltd.                         G98255105     3567       49522 SH             Sole               49522
Alliance Worldwide Privatizati          01879X103      349   18463.984 SH             Sole           18463.984
MrgnStnly AsiaPacific Fd                61744U106      707       37000 SH             Sole               37000
MrgnStnly India Invstmnt Fd             61745C105     1321       26000 SH             Sole               26000
REPORT SUMMARY                    57 DATA RECORDS   133028                0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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